Note 17 - Offsetting Liabilities (Detail: Text Values) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Offsetting Financial Assets and Financial Liabilities [Abstract]
Positive market values for derivative financial instruments reclassified into asset held for sale associated with the Prime Finance platform transferre to BNP Paribas, included in Other assets	€ 1,800
Negative market values for derivative financial instruments which have been reclassified into liabilities held for sales asociated with the Prime Finance platform transferre to BNP Paribas, included in Other liabilities	2,500
Conversion effect (gross amounts of financial assets/liabilities) from the previous collateral model to a settlement model for IRS	5,000
Conversion effect (corresponding gross amounts set off on the balance sheet) from the previous collateral model to a settlement model for IRS	€ 3,900